COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments to be made under noncancelable operating leases
At December 31, 2011, future minimum payments to be made under noncancelable operating leases were as follows (in thousands):

2012	$3,054
2013	2,442
2014	2,349
2015	1,912
2016	1,919
Later years	8,023
$19,699

Status of company's rigs under construction
The following table presents the status of the Company's rigs under construction as of December 31, 2011.  Project costs include capitalized interest (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through Dec. 31, 2011	Projected costs in 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$749	$173	$46	$510	$20	$576
Rowan Resolute	Jun-14	744	171	28	148	397	573
Rowan Reliance	Dec-14	729	112	68	63	486	617
		$2,222	$456	$142	$721	$903	$1,766